Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 17, 2019
Related Party Transactions (Details) [Line Items]
Loan amount					$ 15.0
Maturity date					Apr. 30, 2020
Interests rate					5.00%
Loan included notes receivable	$ 15.0	$ 15.0
Interest income	0.8	0.8	$ 0.7
Notes receivable	15.0	15.0
Interest receivable	$ 0.2	$ 0.2
Forecast [Member]
Related Party Transactions (Details) [Line Items]
Subsequent loan				$ 15.0